Redeemable Convertible Preferred Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
REDEEMABLE CONVERTIBLE PREFERRED SHARES

15. REDEEMABLE CONVERTIBLE PREFERRED SHARES

Class A Preferred Share

On July 6, 2016, the Company sold 715,000 Class A Preferred Shares at a price of $12.00 per Class A Share with an annual dividend of 8%. The Company received gross proceeds of $8.58 million from this private placement without issuance cost.

The Class A Shares are mandatorily redeemable at a price $12.00 per Class A Share (subject to equitable adjustments for stock splits, stock dividends, recapitalizations and other similar adjustments), plus accrued dividends on the fifth anniversary of the original issue date of the Class A Shares (“Mandatory Conversion Date”). Each Class A Share is convertible into one ordinary share (subject to equitable adjustments for stock splits, stock dividends, recapitalizations and other similar adjustments) at the shareholder’s option after the closing of an initial acquisition by the Company, whether through a merger, share reconstruction or amalgamation, asset or share acquisition, exchangeable share transaction, contractual control arrangement or other similar type of transaction, with an acquiree at fair value (“Business Combination”). The Class A preferred shares are automatically convertible on the date on which the average closing price of the Company’s ordinary shares for three consecutive trading days, is equal to or exceeds $16.00, provided that such date is after the closing of the Business Combination.

In the event of a Reorganization Event occurring following the closing of the Business Combination (which includes certain business combinations involving the Company or the Company having confirmed that at least 80% of the Class A Shares originally issued have elected to been converted at the election of their holders), each Class A Share outstanding immediately prior to such Reorganization Event shall be redeemed by the Company by making a redemption payment equal to the greater of the following (as reasonably determined by the Company’s Board of Directors): (i) an amount in cash equal to the liquidation preference, plus an amount equal to accumulated and unpaid dividends as of (but excluding) the date of the Reorganization Event, per Class A Share that is so redeemed, or (ii) the kind of securities, cash and other property that the holder of the Class A Shares would have been entitled to receive if such holder had converted its Class A Shares into ordinary shares immediately prior to such Reorganization Event.

The Company did not recognize the beneficial conversion feature for the Class A Preferred shares since each Class A Share is convertible into one ordinary share (subject to equitable adjustments for stock splits, stock dividends, recapitalizations and other similar adjustments) at the holder’s option. In accordance with ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. ASC 480-10-S99 notes that if a reporting entity issues preferred shares that are conditionally redeemable (e.g., at the holder’s option or upon the occurrence of an uncertain event not solely within the company’s control), the shares are not within the scope of ASC 480 because there is no unconditional obligation to redeem the shares by transferring assets at a specified or determinable date or upon an event certain to occur. If the uncertain event occurs, the condition is resolved, or the event becomes certain to occur, then the shares become mandatorily redeemable under FAS 150 and would require reclassification to a liability. The Class A Preferred Shares have been classified as mezzanine equity in the consolidated financial statement, presented below total liabilities but not included in the subtotal for total equity as of December 31, 2018. The Class A Preferred Share is not deemed to be an embedded derivative instrument to be bifurcated since it’s indexed to its own stock.

In December 2019, the Company’s board approved an amendment to the Memorandum and Articles of Association (“M&A”). Pursuant to the new M&A, each Class A Share is convertible into two ordinary shares (subject to equitable adjustments for stock splits, stock dividends, recapitalizations and other similar adjustments) at the shareholder’s option after the closing of the Business Combination. The Class A preferred shares are automatically convertible on the date on which the average closing price of the Company’s ordinary shares for three consecutive trading days, are equal to or exceeds $6.00, provided that such date is after the closing of the Business Combination.

The new M&A granted the Directors with the rights to convert any or all of the Class A Preferred Shares, in whole or in part, into ordinary shares prior to the Mandatory Conversion Day. In the event of a Reorganization Event occurring following the closing of the Business Combination, the directors also have the rights to convert any or all of the Class A Preferred Shares, in whole or in part, into ordinary shares prior to the Mandatory Conversion Day, or to repurchase or redeem any or all of the Class A Preferred Shares, in whole or in part (but in no event less than one Class A Preferred Share), for a cash amount equal to the value of the Class A Preferred Shares being repurchased or redeemed on an as-converted basis.

With the amendment to the M&A, the redemption of Class A Preferred Shares are no longer solely within the control of the holders of these preferred shares. As the Class A Preferred Shares does not embody an unconditional obligation that requires the Company to redeem the preferred shares by transferring cash or assets, and it does not contain a specific date upon which assets must be transferred. The preferred shares are not considered mandatorily redeemable and are scoped out of ASC 480, Liabilities. In addition, the redemption is not solely controlled by the holders of the preferred shares, it is not required to be classified out of permanent equity. The Class A Preferred Shares were classified as an equity as of June 30, 2022 and December 31, 2021.

The Company did not recognize the beneficial conversion feature for the Class A Preferred shares since each Class A Share is convertible into two ordinary shares (subject to equitable adjustments for stock splits, stock dividends, recapitalizations and other similar adjustments) at either party’s discretion. The Class A Preferred Share is not deemed to be an embedded derivative instrument to be bifurcated since it’s indexed to its own stock.

As of June 30, 2022 and December 31, 2021, a dividend of $340,379 and $686,400 was accrued for the Convertible Redeemable Class A Preferred Shares and the balance for the Class A Preferred Shares was $12,052,106 and $11,711,727, respectively.

Class B Preferred Share

On December 20, 2019, the Company issued 291,795,150 shares of Class B Preferred Shares in exchange for 65.0177% equity interest in Lixin Cayman and its subsidiaries.

The Class B Preferred Shares have the following characteristics with 1) No voting rights at a shareholder meeting or on any resolution of members; 2) No rights to receive any dividends declared on any shares of the Company; 3) Rights of liquidation preference. In the event of any liquidation, winding-up or dissolution of the Company, whether voluntary or involuntary, each Class B Holders shall be entitled to receive, in priority to the holders of any other class of Shares in the Company, an amount equal to their pro rata share of the Class B Liquidation Preference Amount, which is calculated at an aggregation of RMB 276 million and liquidation premium of 8% per annum of RMB 276 million.

Unless such date is extended by resolution adopted by the Company’s board of directors, the Class B Shares are mandatorily converted into Ordinary Shares of the Company on September 20, 2022, the thirty-three month anniversary of the original issue date of the Class B Shares, at a rate of 1 Ordinary Share per Class B Preferred Share so converted.

In the event of a Reorganization Event occurring prior to such mandatory conversion date, whether through a merger, share reconstruction or amalgamation, asset or share acquisition, exchangeable share transaction, contractual control arrangement or other similar type of transaction, with an acquiree at fair value (“Business Combination”), the directors also have the rights to convert any or all of the Class B Preferred Shares, in whole or in part, into ordinary shares, or to repurchase or redeem any or all of the Class B Preferred Shares, in whole or in part (but in no event less than one Class B Preferred Share), for a cash amount equal to the value of the Class B Preferred Shares being repurchased or redeemed on an as-converted basis.

As the Class B Preferred Shares does not embody an unconditional obligation that requires the Company to redeem the preferred shares by transferring cash or assets, and it does not contain a specific date upon which assets must be transferred. The preferred shares are not considered mandatorily redeemable and are scoped out of ASC 480, Liabilities. In addition, the redemption provisions in the case of a Reorganization are solely at the discretion of the Company. Therefore, the Class B Preferred Shares were classified as an equity as of June 30, 2022 and December 31, 2021.

The Company did not recognize the beneficial conversion feature for the Class B Preferred shares since each Class B Share is convertible into one ordinary share (subject to equitable adjustments for stock splits, stock dividends, recapitalizations and other similar adjustments) at either party’s discretion. The Class B Preferred Share is not deemed to be an embedded derivative instrument to be bifurcated since it’s indexed to its own stock.

On December 22, 2021, the Board of Directors of the Company unanimously passed a resolution to amend the Memorandum and Articles of Association to amend the definition of “Class B Conversion Date” of Class B preferred shares, on which the Class B preferred shares of the Company shall automatically convert into ordinary shares of the Company. Under the Amended M&A, the “Class B Conversion Date” has been extended from two years after the date on which the Class B Preferred Shares were issued to thirty months after such issuance date. On June 20, 2022, the Board of Directors of the Company unanimously passed a resolution to amend the Memorandum and Articles of Association to amend the definition of “Class B Conversion Date” of Class B preferred shares, on which the Class B preferred shares of the Company shall automatically convert into ordinary shares of the Company. Under the Amended M&A, the “Class B Conversion Date” has been extended from thirty months after the date on which the Class B Preferred Shares were issued to thirty-three months after such issuance date. As of the date of this report, there was no share redeemed or converted.

As of June 30, 2022 and December 31, 2021, the balance for Class B Preferred Shares was $31,087,732 and $31,087,732, respectively.

19. REDEEMABLE CONVERTIBLE PREFERRED SHARES

Class A Preferred Share

On July 6, 2016, the Company sold 715,000 Class A Preferred Shares at a price of $12.00 per Class A Share with an annual dividend of 8%. The Company received gross proceeds of $8,580,000 from this private placement without issuance cost.

The Class A Shares were mandatorily redeemable at a price $12.00 per Class A Share (subject to equitable adjustments for stock splits, stock dividends, recapitalizations and other similar adjustments), plus accrued dividends on the fifth anniversary of the original issue date of the Class A Shares (“Mandatory Conversion Date”). Each Class A Share is convertible into one ordinary share (subject to equitable adjustments for stock splits, stock dividends, recapitalizations and other similar adjustments) at shareholder’s option after the closing of an initial acquisition by the Company, whether through a merger, share reconstruction or amalgamation, asset or share acquisition, exchangeable share transaction, contractual control arrangement or other similar type of transaction, with an acquiree at fair value (“Business Combination”). The Class A preferred shares are automatically convertible on the date on which the average closing price of the Company’s ordinary shares for three consecutive trading days, that is equal to or exceeds $6.00, provided that such date is after the closing of the Business Combination.

In the event of a Reorganization Event occurring following the closing of the Business Combination (which includes certain business combinations involving the Company or the Company having confirmed that at least 80% of the Class A Shares originally issued have elected to been converted at the election of their holders), each Class A Share outstanding immediately prior to such Reorganization Event shall be redeemed by the Company by making a redemption payment equal to the greater of the following (as reasonably determined by the Company’s Board of Directors): (i) an amount in cash equal to the liquidation preference, plus an amount equal to accumulated and unpaid dividends as of (but excluding) the date of the Reorganization Event, per Class A Share that is so redeemed, or (ii) the kind of securities, cash and other property that the holder of Class A Shares holding such Class A Share would have been entitled to receive if such holder had converted its Class A Shares into ordinary shares immediately prior to such Reorganization Event.

The Company did not recognize the beneficial conversion feature for the Class A Preferred shares since each Class A Share is convertible into one ordinary share (subject to equitable adjustments for stock splits, stock dividends, recapitalizations and other similar adjustments) at holder’s option. In accordance with ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. ASC 480-10-S99 notes that if a reporting entity issues preferred shares that are conditionally redeemable (e.g., at the holder’s option or upon the occurrence of an uncertain event not solely within the company’s control), the shares are not within the scope of ASC 480 because there is no unconditional obligation to redeem the shares by transferring assets at a specified or determinable date or upon an event certain to occur. If the uncertain event occurs, the condition is resolved, or the event becomes certain to occur, then the shares become mandatorily redeemable under FAS 150 and would require reclassification to a liability. The Class A Preferred Shares have been classified as mezzanine equity in the consolidated financial statement, presented below total liabilities but not included in the subtotal for total equity as of December 31, 2018. The Class A Preferred Share is not deemed to be an embedded derivative instrument to be bifurcated since it’s indexed to its own stock.

In December 2019, the Company’s board approved an amendment to the Memorandum and Articles of Association (“M&A “). Pursuant to the new M&A, each Class A Share is convertible into two ordinary share (subject to equitable adjustments for stock splits, stock dividends, recapitalizations and other similar adjustments) at shareholder’s option after the closing of the Business Combination. The Class A preferred shares are automatically convertible on the date on which the average closing price of the Company’s ordinary shares for three consecutive trading days, that is equal to or exceeds $6.00, provided that such date is after the closing of the Business Combination.

The new M&A granted the Directors with the rights to convert any or all of the Class A Preferred Shares, in whole or in part, into ordinary shares prior to the Mandatory Conversion Day. In the event of a Reorganization Event occurring following the closing of the Business Combination, the directors also have the rights to convert any or all of the Class A Preferred Shares, in whole or in part, into ordinary shares prior to the Mandatory Conversion Day, or to repurchase or redeem any or all of the Class A Preferred Shares, in whole or in part (but in no event less than one Class A Preferred Share), for a cash amount equal to the value of the Class A Preferred Shares being repurchased or redeemed on an as-converted basis.

With the amendment to the M&A, the redemption of Class A Preferred Shares is no longer solely within the control of the holders of these preferred shares. As the Class A Preferred Shares does not embody an unconditional obligation that requires the Company to redeem the preferred shares by transferring cash or assets, and it does not contain a specific date upon which assets must be transferred. The preferred shares are not considered mandatorily redeemable and are scoped out of ASC 480, Liabilities. In addition, the redemption was not solely controlled by the holders of the preferred shares, it was not required to be classified out of permanent equity. The Class A Preferred Shares was classified as an equity as of December 31, 2021 and 2020.

The Company did not recognize the beneficial conversion feature for the Class A Preferred shares since each Class A Share is convertible into two ordinary shares (subject to equitable adjustments for stock splits, stock dividends, recapitalizations and other similar adjustments) at either party’s discretion. The Class A Preferred Share is not deemed to be an embedded derivative instrument to be bifurcated since it’s indexed to its own stock.

As of December 31, 2021 and 2020, dividend of $0.69 million and $0.69 million was accrued for Convertible Redeemable Class A Preferred Shares The balance for Class A Preferred Shares was $11.71 million and $11.03 million, respectively.

Class B Preferred Share

On December 20, 2019, the Company issued 291,795,150 shares of Class B Preferred Shares to exchange 65.0177% equity interest in Lixin Cayman and its subsidiaries.

The Class B Preferred Shares are characteristic with 1) No voting rights at a shareholder meeting or on any resolution of members; 2) No rights to receive any dividends declared on any shares of the Company; 3) Rights of liquidation preference. In the event of any liquidation, winding-up or dissolution of the Company, whether voluntary or involuntary, each Class B Holders shall be entitled to receive, in priority to the holders of any other class of Shares in the Company, an amount equal to their pro rata share of the Class B Liquidation Preference Amount, which is calculated at an aggregation of RMB 276 million and liquidation premium of 8% per annum of RMB 276 million.

The Class B Shares are mandatorily converted into Ordinary Shares of the Company on the second anniversary of the original issue date of the Class B Shares, at a rate of 1 Ordinary Share per Class B Preferred Share so converted, or can be redeemed at a conversion price calculated at the average closing price per share for ninety consecutive trading days before conversion date. Because the Company’s board has the rights to convert any or all of the Class B Preferred Shares, in whole or in part, into ordinary shares. As such, the redemption provisions are solely at the discretion of the Company.

In the event of a Reorganization Event occurring following the closing of the an initial acquisition by the Company, whether through a merger, share reconstruction or amalgamation, asset or share acquisition, exchangeable share transaction, contractual control arrangement or other similar type of transaction, with an acquiree at fair value (“Business Combination”), the directors also have the rights to convert any or all of the Class B Preferred Shares, in whole or in part, into ordinary shares prior to the Mandatory Conversion Day, or to repurchase or redeem any or all of the Class B Preferred Shares, in whole or in part (but in no event less than one Class B Preferred Share), for a cash amount equal to the value of the Class B Preferred Shares being repurchased or redeemed on an as-converted basis.

On December 22, 2021, the Board of Directors of the Company unanimously passed a resolution to amend the Memorandum and Articles of Association (the “Amended M&A II”) to amend the definition of “Class B Conversion Date” of Class B preferred shares, on which the Class B preferred shares of the Company shall automatically convert into ordinary shares of the Company. Under the Amended M&A II, the “Class B Conversion Date” has been extended from two years after the date on which the Class B Preferred Shares were issued to thirty months after such issuance date.

As the Class B Preferred Shares does not embody an unconditional obligation that requires the Company to redeem the preferred shares by transferring cash or assets, and it does not contain a specific date upon which assets must be transferred. The preferred shares are not considered mandatorily redeemable and are scoped out of ASC 480, Liabilities. In addition, the redemption provisions are solely at the discretion of the Company. The Class B Preferred Shares was classified as an equity as of December 31, 2021 and 2020.

The Company did not recognize the beneficial conversion feature for the Class B Preferred shares since each Class B Share is convertible into one ordinary share (subject to equitable adjustments for stock splits, stock dividends, recapitalizations and other similar adjustments) at either party’s discretion. The Class B Preferred Share is not deemed to be an embedded derivative instrument to be bifurcated since it’s indexed to its own stock.

As of December 31, 2021 and 2020, the balance for Class B Preferred Shares was $31.09 million and $31.09 million, respectively.